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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-13

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2003

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-5398-12/03

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                                [LOGO] Nationwide(R)

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                              PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Variable Account-13.

Equity investments turned-in an exemplary performance during 2003.Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                           /s/ Joseph J.Gasper
                           --------------------------
                           Joseph J.Gasper, President
                               February 12, 2004

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-13. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-478-9727 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 21. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This startement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 17, provide further disclosures about the variable account and its underlying contract provisions.

                                        5

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                         NATIONWIDE VARIABLE ACCOUNT-13

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:

   Investments at fair value:

      AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         4,552 shares (cost $53,826) ...........................................................   $   57,856

      Alliance VPSF - AllianceBernstein International Value Portfolio - Class A (AIIntlValA)
         5,874 shares (cost $71,444) ...........................................................       79,010

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         21,112 shares (cost $215,662) .........................................................      217,667

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         4,633 shares (cost $151,260) ..........................................................      159,455

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         5,059 shares (cost $148,064) ..........................................................      156,420

      Fidelity(R) VIP - Money Market Portfolio - Service Class 2 (FidVIPMMkt2)
         108,038 shares (cost $108,038) ........................................................      108,038

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         12,177 shares (cost $177,149) .........................................................      189,114

      Franklin Templeton VIP -
      Templeton Developing Markets Securites Fund - Class II (FrVIPDevMrk2)
         5,165 shares (cost $32,976) ...........................................................       36,619

      Lord Abbett Series Mid-Cap Value Fund - VC (LAMidCapV)
         2,506 shares (cost $40,595) ...........................................................       42,710

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         4,444 shares (cost $44,281) ...........................................................       47,680

      Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
         3,276 shares (cost $37,946) ...........................................................       40,627

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         5,454 shares (cost $179,660) ..........................................................      189,256

      Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class (OppMSSmCap)
         7,457 shares (cost $93,966) ...........................................................      100,228

      PIMCO VIT - High Yield Portfolio - Administrative Shares (PVITHighY)
         8,951 shares (cost $70,787) ...........................................................       73,309

      PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)
         21,021 shares (cost $216,858) .........................................................      217,777

      Van Kampen LIT - Growth & Income Portfolio - Class I (VKGrInc)
         6,025 shares (cost $95,258) ...........................................................   $  102,782

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         10,183 shares (cost $87,604) ..........................................................       92,052

      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         5,218 shares (cost $76,122) ...........................................................       81,300
                                                                                                   ----------
            Total investments ..................................................................    1,991,900

   Accounts receivable .........................................................................           --
                                                                                                   ----------
            Total assets .......................................................................    1,991,900

Accounts payable ...............................................................................           94
                                                                                                   ----------
Contract owners' equity (note 4) ...............................................................   $1,991,806
                                                                                                   ==========

See accompanying notes to financial statements.

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                                        7

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NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                           Total      AIMCapAp   AIMCapDev   AlGrIncA
                                                        -----------   --------   ---------   --------
Investment activity:
   Reinvested dividends .............................   $     7,269       --           --         --
   Mortality and expense risk charges (note 2) ......        (2,479)      --          (77)        (1)
                                                        -----------     ----      -------    -------
      Net investment income .........................         4,790       --          (77)        (1)
                                                        -----------     ----      -------    -------

   Proceeds from mutual funds shares sold ...........     5,736,183      814       14,887     41,346
   Cost of mutual fund shares sold ..................    (5,718,138)    (791)     (13,516)   (40,661)
                                                        -----------     ----      -------    -------
      Realized gain (loss) on investments ...........        18,045       23        1,371        685
   Change in unrealized gain (loss)
      on investments ................................        90,407       --        4,030         --
                                                        -----------     ----      -------    -------
      Net gain (loss) on investments ................       108,452       23        5,401        685
                                                        -----------     ----      -------    -------
   Reinvested capital gains .........................         1,939       --           --         --
                                                        -----------     ----      -------    -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........   $   115,181       23        5,324        684
                                                        ===========     ====      =======    =======

                                                        AlIntlValA   ACVPInflaPro   DryEmMkt   DryVIFApp
                                                        ----------   ------------   --------   ---------
Investment activity:
   Reinvested dividends .............................           72       1,244            4       1,865
   Mortality and expense risk charges (note 2) ......         (107)       (287)         (16)       (191)
                                                        ----------     -------      -------     -------
      Net investment income .........................          (35)        957          (12)      1,674
                                                        ----------     -------      -------     -------

   Proceeds from mutual funds shares sold ...........    5,127,935      76,409       22,350      28,151
   Cost of mutual fund shares sold ..................   (5,135,933)    (75,779)     (20,807)    (27,090)
                                                        ----------     -------      -------     -------
      Realized gain (loss) on investments ...........       (7,998)        630        1,543       1,061
   Change in unrealized gain (loss)
      on investments ................................        7,566       2,006           --       8,195
                                                        ----------     -------      -------     -------
      Net gain (loss) on investments ................         (432)      2,636        1,543       9,256
                                                        ----------     -------      -------     -------
   Reinvested capital gains .........................           --          39           --          --
                                                        ----------     -------      -------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........         (467)      3,632        1,531      10,930
                                                        ==========     =======      =======     =======

                                                        FidVIPGrS   FidVIPMMkt2   FidVIPOvS   FrVIPDevMrk2
                                                        ---------   -----------   ---------   ------------
Investment activity:
   Reinvested dividends .............................    $    --          303          --            --
   Mortality and expense risk charges (note 2) ......       (104)        (185)        (71)          (27)
                                                         -------      -------      ------        ------
      Net investment income .........................       (104)         118         (71)          (27)
                                                         -------      -------      ------        ------

   Proceeds from mutual funds shares sold ...........      1,189       51,017          52         4,396
   Cost of mutual fund shares sold ..................     (1,132)     (51,017)        (50)       (4,312)
                                                         -------      -------      ------        ------
      Realized gain (loss) on investments ...........         57           --           2            84
   Change in unrealized gain (loss)
      on investments ................................      8,357           --      11,965         3,643
                                                         -------      -------      ------        ------
      Net gain (loss) on investments ................      8,414           --      11,967         3,727
                                                         -------      -------      ------        ------
   Reinvested capital gains .........................         --           --          --            --
                                                         -------      -------      ------        ------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........    $ 8,310          118      11,896         3,700
                                                         =======      =======      ======        ======

                                                        JanCapAp   JanIntGro   LAMidCapV   MFSValS
                                                        --------   ---------   ---------   -------
Investment activity:
   Reinvested dividends .............................        53         156         259         6
   Mortality and expense risk charges (note 2) ......       (78)        (24)        (70)      (49)
                                                        -------     -------     -------    ------
      Net investment income .........................       (25)        132         189       (43)
                                                        -------     -------     -------    ------

   Proceeds from mutual funds shares sold ...........    81,329      21,296      32,462     6,117
   Cost of mutual fund shares sold ..................   (80,210)    (20,983)    (30,146)   (5,441)
                                                        -------     -------     -------    ------
      Realized gain (loss) on investments ...........     1,119         313       2,316       676
   Change in unrealized gain (loss)
      on investments ................................        --          --       2,115     3,399
                                                        -------     -------     -------    ------
      Net gain (loss) on investments ................     1,119         313       4,431     4,075
                                                        -------     -------     -------    ------
   Reinvested capital gains .........................        --          --         536        --
                                                        -------     -------     -------    ------
      Net increase (decrease) in contract owners'
         equity resulting from operations ...........     1,094         445       5,156     4,032
                                                        =======     =======     =======    ======

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NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                     NBAMTFasc   OppCapAp   OppMSSmCap   PVITHighY
                                                     ---------   --------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................    $    --         39          --        1,596
   Mortality and expense risk charges (note 2) ...        (42)      (210)       (110)        (104)
                                                      -------    -------     -------      -------
      Net investment income ......................        (42)      (171)       (110)       1,492
                                                      -------    -------     -------      -------

   Proceeds from mutual funds shares sold ........      3,603     34,413      18,471       11,609
   Cost of mutual fund shares sold ...............     (3,297)   (31,947)    (15,487)     (11,062)
                                                      -------    -------     -------      -------
      Realized gain (loss) on investments ........        306      2,466       2,984          547
   Change in unrealized gain (loss)
      on investments .............................      2,681      9,597       6,262        2,522
                                                      -------    -------     -------      -------
      Net gain (loss) on investments .............      2,987     12,063       9,246        3,069
                                                      -------    -------     -------      -------
   Reinvested capital gains ......................         12         --          --           --
                                                      -------    -------     -------      -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    $ 2,957     11,892       9,136        4,561
                                                      =======    =======     =======      =======

                                                     PVITTotRet   PVTIntEq   VKGrInc   VKEmMkt
                                                     ----------   --------   -------   -------
Investment activity:
   Reinvested dividends ..........................      1,589           --        83       --
   Mortality and expense risk charges (note 2) ...       (281)        (104)     (137)    (109)
                                                      -------     --------   -------   ------
      Net investment income ......................      1,308         (104)      (54)    (109)
                                                      -------     --------   -------   ------

   Proceeds from mutual funds shares sold ........     22,507      108,325    13,154    6,639
   Cost of mutual fund shares sold ...............    (22,604)    (102,609)  (11,225)  (5,729)
                                                      -------     --------   -------   ------
      Realized gain (loss) on investments ........        (97)       5,716     1,929      910
   Change in unrealized gain (loss)
      on investments .............................        919           --     7,524    4,449
                                                      -------     --------   -------   ------
      Net gain (loss) on investments .............        822        5,716     9,453    5,359
                                                      -------     --------   -------   ------
   Reinvested capital gains ......................      1,352           --        --       --
                                                      -------     --------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      3,482        5,612     9,399    5,250
                                                      =======     ========   =======   ======

                                                      VKUSRealEst
                                                     ------------
Investment activity:
   Reinvested dividends ..........................     $    --
   Mortality and expense risk charges (note 2) ...         (95)
                                                       -------
      Net investment income ......................         (95)
                                                       -------

   Proceeds from mutual funds shares sold ........       7,712
   Cost of mutual fund shares sold ...............      (6,310)
                                                       -------
      Realized gain (loss) on investments ........       1,402
   Change in unrealized gain (loss)
      on investments .............................       5,177
                                                       -------
      Net gain (loss) on investments .............       6,579
                                                       -------
   Reinvested capital gains ......................          --
                                                       -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     $ 6,484
                                                       =======

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Year Ended December 31, 2003 and for December 31, 2002 (commencement of operations)

                                                        Total            AIMCapAp       AIMCapDev       AlGrIncA
                                                --------------------   -----------   --------------   -----------
                                                   2003        2002    2003   2002    2003     2002   2003   2002
                                                ----------   -------   ----   ----   ------   -----   ----   ----
Investment activity:
   Net investment income ....................   $    4,790        --    --      --      (77)     --     (1)    --
   Realized gain (loss) on investments ......       18,045        --    23      --    1,371      --    685     --
   Change in unrealized gain (loss)
      on investments ........................       90,407        --    --      --    4,030      --     --     --
   Reinvested capital gains .................        1,939        --    --      --       --      --     --     --
                                                ----------   -------   ---     ---   ------   -----   ----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      115,181        --    23      --    5,324      --    684     --
                                                ----------   -------   ---     ---   ------   -----   ----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    1,745,209   125,000   (24)     --   55,979   5,000   (684)    --
   Transfers between funds ..................           --        --    --      --   (8,431)     --     --     --
   Redemptions (note 3) .....................       (4,229)       --    --      --      (17)     --     --     --
   Adjustments to maintain reserves .........       10,657       (12)    1      --        4       2     --     --
                                                ----------   -------   ---     ---   ------   -----   ----    ---
         Net equity transactions ............    1,751,637   124,988   (23)     --   47,535   5,002   (684)    --
                                                ----------   -------   ---     ---   ------   -----   ----    ---

Net change in contract owners' equity .......    1,866,818   124,988    --      --   52,859   5,002     --     --
Contract owners' equity beginning
   of period ................................      124,988        --    --      --    5,002      --     --     --
                                                ----------   -------   ---     ---   ------   -----   ----    ---
Contract owners' equity end of period .......   $1,991,806   124,988    --      --   57,861   5,002     --     --
                                                ==========   =======   ===     ===   ======   =====   ====    ===

CHANGES IN UNITS:
   Beginning units ..........................       12,361        --    --      --      491      --     --     --
                                                ----------   -------   ---     ---   ------   -----   ----    ---
   Units purchased ..........................      188,419    12,361    --      --    5,420     491     --     --
   Units redeemed ...........................      (40,611)       --    --      --   (1,699)     --     --     --
                                                ----------   -------   ---     ---   ------   -----   ----    ---
   Ending units .............................      160,169    12,361    --      --    4,212     491     --     --
                                                ==========   =======   ===     ===   ======   =====   ====    ===

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NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2003 and for December 31, 2002 (commencement of operations)

                                                AlIntlVaIA        ACVPInflaPro         DryEmMkt         DryVIFApp
                                             ----------------   ----------------   ---------------   ---------------
                                               2003      2002     2003     2002      2003     2002     2003     2002
                                             --------   -----   -------   ------   -------   -----   -------   -----
Investment activity:
   Net investment income .................   $    (35)     --       957       --       (12)     --     1,674      --
   Realized gain (loss) on investments ...     (7,998)     --       630       --     1,543      --     1,061      --
   Change in unrealized gain (loss)
      on investments .....................      7,566      --     2,006       --        --      --     8,195      --
   Reinvested capital gains ..............         --      --        39       --        --      --        --      --
                                             --------   -----   -------   ------   -------   -----   -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       (467)     --     3,632       --     1,531      --    10,930      --
                                             --------   -----   -------   ------   -------   -----   -------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     71,845   7,500   192,993   17,500    17,717   3,000   144,758   8,250
   Transfers between funds ...............    (10,514)     --     3,721       --   (22,230)     --    (4,409)     --
   Redemptions (note 3) ..................        (35)     --      (246)      --       (17)     --       (74)     --
   Adjustments to maintain reserves ......     10,666      (5)       59       --        (4)      3        (6)      4
                                             --------   -----   -------   ------   -------   -----   -------   -----
         Net equity transactions .........     71,962   7,495   196,527   17,500    (4,534)  3,003   140,269   8,254
                                             --------   -----   -------   ------   -------   -----   -------   -----

Net change in contract owners' equity ....     71,495   7,495   200,159   17,500    (3,003)  3,003   151,199   8,254
Contract owners' equity beginning
   of period .............................      7,495      --    17,500       --     3,003      --     8,254      --
                                             --------   -----   -------   ------   -------   -----   -------   -----
Contract owners' equity end of period ....   $ 78,990   7,495   217,659   17,500        --   3,003   159,453   8,254
                                             ========   =====   =======   ======   =======   =====   =======   =====

CHANGES IN UNITS:
   Beginning units .......................        722      --     1,750       --       287      --       833      --
                                             --------   -----   -------   ------   -------   -----   -------   -----
   Units purchased .......................      5,681     722    20,780    1,750     1,406     287    15,065     833
   Units redeemed ........................     (1,111)     --    (1,832)      --    (1,693)     --    (2,563)     --
                                             --------   -----   -------   ------   -------   -----   -------   -----
   Ending units ..........................      5,292     722    20,698    1,750        --     287    13,335     833
                                             ========   =====   =======   ======   =======   =====   =======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2003 and for December 31, 2002 (commencement of operations)

                                                FidVIPGrS         FidVIPMMkt2        FidVIPOvS      FrVIPDevMrk2
                                             ---------------   ----------------   --------------   -------------
                                               2003     2002     2003     2002      2003    2002    2003    2002
                                             --------   ----   -------   ------   -------   ----   ------   ----
Investment activity:
   Net investment income .................   $   (104)   --        118       --       (71)   --       (27)   --
   Realized gain (loss) on investments ...         57    --         --       --         2    --        84    --
   Change in unrealized gain (loss)
      on investments .....................      8,357    --         --       --    11,965    --     3,643    --
   Reinvested capital gains ..............         --    --         --       --        --    --        --    --
                                             --------   ---    -------   ------   -------   ---    ------   ---
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ......................      8,310    --        118       --    11,896    --     3,700    --
                                             --------   ---    -------   ------   -------   ---    ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     71,368    --    103,097   12,750    60,816    --    15,693    --
   Transfers between funds ...............     76,744    --     (5,507)      --   116,402    --    17,226    --
   Redemptions (note 3) ..................         --    --     (2,420)      --        --    --        --    --
   Adjustments to maintain reserves ......          9    --        (20)      (1)        2    --        (7)   --
                                             --------   ---    -------   ------   -------   ---    ------   ---
         Net equity transactions .........    148,121    --     95,150   12,749   177,220    --    32,912    --
                                             --------   ---    -------   ------   -------   ---    ------   ---

Net change in contract owners'equity .....    156,431    --     95,268   12,749   189,116    --    36,612    --
Contract owners'equity beginning
   of period .............................         --    --     12,749       --        --    --        --    --
                                             --------   ---    -------   ------   -------   ---    ------   ---
Contract owners'equity end of period .....   $156,431    --    108,017   12,749   189,116    --    36,612    --
                                             ========   ===    =======   ======   =======   ===    ======   ===

CHANGES IN UNITS:
   Beginning units .......................         --    --      1,274       --        --    --        --    --
                                             --------   ---    -------   ------   -------   ---    ------   ---
   Units purchased .......................     12,206    --     12,192    1,274    13,317    --     2,700    --
   Units redeemed ........................       (120)   --     (2,712)      --      (181)   --      (357)   --
                                             --------   ---    -------   ------   -------   ---    ------   ---
   Ending units ..........................     12,086    --     10,754    1,274    13,136    --     2,343    --
                                             ========   ===    =======   ======   =======   ===    ======   ===

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2003 and for December 31, 2002 (commencement of operations)

                                                    JanCapAp         JanIntGro         LAMidCapV          MFSValS
                                               ----------------   ---------------   ---------------   --------------
                                                 2003      2002     2003    2002      2003     2002    2003     2002
                                               --------   -----   -------   -----   -------   -----   ------   -----
Investment activity:
   Net investment income ...................   $    (25)     --       132      --       189      --      (43)     --
   Realized gain (loss) on investments .....      1,119      --       313      --     2,316      --      676      --
   Change in unrealized gain (loss)
      on investments .......................         --      --        --      --     2,115      --    3,399      --
   Reinvested capital gains ................         --      --        --      --       536      --       --      --
                                               --------   -----   -------   -----   -------   -----   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      1,094      --       445      --     5,156      --    4,032      --
                                               --------   -----   -------   -----   -------   -----   ------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............     61,132   9,750    10,641   7,500    50,764   5,250   38,788   1,500
   Transfers between funds .................    (71,923)     --   (18,585)     --   (18,452)     --    3,378      --
   Redemptions (note 3) ....................        (50)     --        --      --        (8)     --      (17)     --
   Adjustments to maintain reserves ........         --      (3)        4      (5)      (11)     (3)      (4)      3
                                               --------   -----   -------   -----   -------   -----   ------   -----
         Net equity transactions ...........    (10,841)  9,747    (7,940)  7,495    32,293   5,247   42,145   1,503
                                               --------   -----   -------   -----   -------   -----   ------   -----

Net change in contract owners' equity ......     (9,747)  9,747    (7,495)  7,495    37,449   5,247   46,177   1,503
Contract owners' equity beginning
   of period ...............................      9,747      --     7,495      --     5,247      --    1,503      --
                                               --------   -----   -------   -----   -------   -----   ------   -----
Contract owners'equity end of period .......   $     --   9,747        --   7,495    42,696   5,247   47,680   1,503
                                               ========   =====   =======   =====   =======   =====   ======   =====

CHANGES IN UNITS:
   Beginning units .........................      1,014      --       746      --       501      --      148      --
                                               --------   -----   -------   -----   -------   -----   ------   -----
   Units purchased .........................      6,227   1,014     1,058     746     5,332     501    3,951     148
   Units redeemed ..........................     (7,241)     --    (1,804)     --    (2,552)     --     (320)     --
                                               --------   -----   -------   -----   -------   -----   ------   -----
   Ending units ............................         --   1,014        --     746     3,281     501    3,779     148
                                               ========   =====   =======   =====   =======   =====   ======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2003 and for December 31, 2002 (commencement of operations)

                                                   NBAMTFasc         OppCapAp         OppMSSmCap        PVITHighY
                                               ---------------   ---------------   ---------------   --------------
                                                 2003     2002     2003     2002     2003     2002    2003     2002
                                               -------   -----   -------   -----   -------   -----   ------   -----
Investment activity:
   Net investment income ...................   $   (42)     --      (171)     --      (110)     --    1,492      --
   Realized gain (loss) on investments .....       306      --     2,466      --     2,984      --      547      --
   Change in unrealized gain (loss)
      on investments .......................     2,681      --     9,597      --     6,262      --    2,522      --
   Reinvested capital gains ................        12      --        --      --        --      --       --      --
                                               -------   -----   -------   -----   -------   -----   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     2,957      --    11,892      --     9,136      --    4,561      --
                                               -------   -----   -------   -----   -------   -----   ------   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............    31,115   1,750   155,210   9,000    88,262   4,000   66,629   5,250
   Transfers between funds .................     4,814      --    13,265      --    (1,153)     --   (3,091)     --
   Redemptions (note 3) ....................        (8)     --      (109)     --       (17)     --      (40)     --
   Adjustments to maintain reserves ........         8       4         1      (2)      (15)     (1)      12      (1)
                                               -------   -----   -------   -----   -------   -----   ------   -----
         Net equity transactions ...........    35,929   1,754   168,367   8,998    87,077   3,999   63,510   5,249
                                               -------   -----   -------   -----   -------   -----   ------   -----

Net change in contract owners' equity ......    38,886   1,754   180,259   8,998    96,213   3,999   68,071   5,249
Contract owners' equity beginning
   of period ...............................     1,754      --     8,998      --     3,999      --    5,249      --
                                               -------   -----   -------   -----   -------   -----   ------   -----
Contract owners' equity end of period ......   $40,640   1,754   189,257   8,998   100,212   3,999   73,320   5,249
                                               =======   =====   =======   =====   =======   =====   ======   =====

CHANGES IN UNITS:
   Beginning units .........................       170      --        17      --       401      --      487      --
                                               -------   -----   -------   -----   -------   -----   ------   -----
   Units purchased .........................     3,318     170    16,595     917     8,011     401    5,405     487
   Units redeemed ..........................      (325)     --    (2,722)     --    (1,423)     --     (331)     --
                                               -------   -----   -------   -----   -------   -----   ------   -----
   Ending units ............................     3,163     170    14,790     917     6,989     401    5,561     487
                                               =======   =====   =======   =====   =======   =====   ======   =====

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2003 and for December 31, 2002 (commencement of operations)

                                                    PVITTotRet         PVTIntEq          VKGrInc           VKEmMkt
                                                -----------------   --------------   ---------------   --------------
                                                  2003      2002      2003    2002     2003     2002    2003     2002
                                                --------   ------   -------   ----   -------   -----   ------   -----
Investment activity:
   Net investment income ....................   $  1,308       --      (104)    --       (54)     --     (109)     --
   Realized gain (loss) on investments ......        (97)      --     5,716     --     1,929      --      910      --
   Change in unrealized gain (loss) on
      investments ...........................        919       --        --     --     7,524      --    4,449      --
   Reinvested capital gains .................      1,352       --        --     --        --      --       --      --
                                                --------   ------   -------    ---   -------   -----   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      3,482       --     5,612     --     9,399      --    5,250      --
                                                --------   ------   -------    ---   -------   -----   ------   -----

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................    191,926   11,000    71,016     --    93,689   8,000   81,170   3,000
   Transfers between funds ..................     11,467       --   (76,542)    --    (8,249)     --    3,527      --
   Redemptions (note 3) .....................        (98)      --       (84)    --       (59)     --     (895)     --
   Adjustments to maintain reserves .........        (23)      (5)       (2)    --       (16)     --       (4)     --
                                                --------   ------   -------    ---   -------   -----   ------   -----
         Net equity transactions ............    203,272   10,995    (5,612)    --    85,365   8,000   83,798   3,000
                                                --------   ------   -------    ---   -------   -----   ------   -----

Net change in contract owners' equity .......    206,754   10,995        --     --    94,764   8,000   89,048   3,000
Contract owners' equity beginning of
   period ...................................     10,995       --        --     --     8,000      --    3,000      --
                                                --------   ------   -------    ---   -------   -----   ------   -----
Contract owners' equity end of period .......   $217,749   10,995        --     --   102,764   8,000   92,048   3,000
                                                ========   ======   =======    ===   =======   =====   ======   =====

CHANGES IN UNITS:
   Beginning units ..........................      1,070       --        --     --       781      --      286      --
                                                --------   ------   -------    ---   -------   -----   ------   -----
   Units purchased ..........................     19,637    1,070     9,247     --     8,390     781    6,780     286
   Units redeemed ...........................       (452)      --    (9,247)    --    (1,303)     --     (176)     --
                                                --------   ------   -------    ---   -------   -----   ------   -----
   Ending units .............................     20,255    1,070        --     --     7,868     781    6,890     286
                                                ========   ======   =======    ===   =======   =====   ======   =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Year Ended December 31, 2003 and for December 31, 2002 (commencement of operations)

                                                  VKUSRealEst
                                                ---------------
Investment activity:                              2003     2002
                                                -------   -----
   Net investment income ....................   $   (95)     --
   Realized gain (loss) on investments ......     1,402      --
   Change in unrealized gain (loss) on
      investments ...........................     5,177      --
   Reinvested capital gains .................        --      --
                                                -------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     6,484      --
                                                -------   -----

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .......................    71,309   5,000
   Transfers between funds ..................    (1,458)     --
   Redemptions (note 3) .....................       (35)     --
   Adjustments to maintain reserves .........         3      (2)
                                                -------   -----
         Net equity transactions ............    69,819   4,998
                                                -------   -----

Net change in contract owners' equity .......    76,303   4,998
Contract owners' equity beginning of
   period ...................................     4,998      --
                                                -------   -----
Contract owners' equity end of period .......   $81,301   4,998
                                                =======   =====

CHANGES IN UNITS:
   Beginning units ..........................       483      --
                                                -------   -----
   Units purchased ..........................     5,701     483
   Units redeemed ...........................      (447)     --
                                                -------   -----
   Ending units .............................     5,737     483
                                                =======   =====

See accompanying notes to financial statements.

================================================================================

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-13

                         NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

          The initial deposits for this variable account were made on the last business day of 2002. As such, the Statement of Changes in Contract Owners Equity for 2002 represents the activity for one day.

     (b)  The Contracts

          Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)* AIM VIF - Capital Appreciation Fund - Series I Shares
                     (AIMCapAp)*
                  AIM VIF - Capital Development Fund - Series I Shares
                     (AIMCapDev)

               Portfolios of the AllianceBernstein Variable Products Series
                  Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income Portfolio -
                     Class A (AlGrIncA)*
                  Alliance VPSF - AllianceBernstein International Value
                     Portfolio - Class A (AlIntlValA)
                  Alliance VPSF - AllianceBernstein Real Estate Investment
                     Portfolio - Class A (AlRealEstA)*
                  Alliance VPSF - AllianceBernstein Small Cap Value Portfolio -
                     Class A (AlSmCapVA)*

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)*
                  American Century VP - Inflation Protection Fund - Class II
                     (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt)* American Century VP - Ultra(R) Fund - Class I (ACVPUltra)* American Century VP - Value Fund - Class I (ACVPVal)*

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Emerging Markets Portfolio - Initial Shares
                     (DryEmMkt)*
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)*

               Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)*

               Portfolios of the Dreyfus Variable Investment Fund - (Dreyfus
                  VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                     (DryVIFDevLd)*

               Portfolio of the Federated Insurance Series (Federated IS);
                  Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)*

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                   (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class
                     (FidVIPEIS)*
                  Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity(R) VIP - Money Market Portfolio - Service Class 2
                     (FidVIPMMkt2)
                  Fidelity(R) VIP - Overseas Portfolio - Service Class
                     (FidVIPOvS)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-13

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class
                     (FidVIPConS)*
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                     Class (FidVIPIGBdS)*

               Portfolios of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Small Cap Value Securities
                     Fund - Class II (FrVIPSmCapV2)*
                  Franklin Templeton VIP - Franklin US Government Fund - Class
                     II (FrVIPUSGov2)*
                  Franklin Templeton VIP - Templeton Developing Markets
                     Securites Fund - Class II (FrVIPDevMrk2)
                  Franklin Templeton VIP - Templeton Foreign Securities Fund -
                     Class 2 (FrVIPForSec2)*
                  Franklin Templeton VIP - Templeton Growth Securities Fund -
                     Class II (FrVIPGroSec2)*

               Portfolios of the INVESCO Variable Investment Funds, Inc.(INVESCO
                  VIF);
                  INVESCO VIF - Dynamics Fund (InvVDyn)*
                  INVESCO VIF - Small Company Growth Fund (InvVSmCoGro)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal)* Janus AS - Capital Appreciation Portfolio - Service Shares
                     (JanCapAp)*
                  Janus AS - Core Equity Portfolio - Service Shares (JanCorEq)* Janus AS - International Growth Portfolio - Service Shares
                     (JanIntGro)*

               Lord Abbett Series Growth and Income Fund - VC (LAGroInc)*

               Lord Abbett Series Mid-Cap Value Fund - VC (LAMidCapV)

               Portfolios of the MFS(R) Variable Insurance Trust(SM) (MFS(R)
                  VIT);
                  MFS(R) VIT - Investors Growth Series - Service Class
                     (MFSInvGrS)*
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio(R) (NBAMTLMat)*
                  Neuberger Berman AMT - Mid Cap Growth Portfolio(R)
                  (NBAMTMCGr)*

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
                  (OppCapAp)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)*

               Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)*

               Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)*

               Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
                  (OppMSSmCap)

               Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);
                  PIMCO VIT - High Yield Portfolio - Administrative Shares (PVITHighY)
                  PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur)*
                  PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                  Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGr)* Putnam VT Growth & Income Fund - IB Shares (PVTGrInc)* Putnam VT International Equity Fund - IB Shares (PVTIntEq)*

               Portfolio of the Van Kampen Life Investment Trust (Van Kampen
                  LIT);
                  Van Kampen LIT - Growth & Income Portfolio - Class I (VKGrInc)

               Portfolios of the Van Kampen - The Universal Institutional Funds,
                  Inc. (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)

               *At December 31, 2003, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-13

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                      Nationwide Variable Account-13 Options                    BOA Advisor
     --------------------------------------------------------------------------------------
     Variable Account Charges - Recurring ...................................      0.35%
     --------------------------------------------------------------------------------------
     Death Benefit Options:
        One-Year Enhanced ...................................................      0.20%
           If death before annuitization, benefit will be greatest of
           (i) contract value, (ii) purchase payments less surrenders or
           (iii) highest contract value before 81st birthday less surrenders.
     --------------------------------------------------------------------------------------
     Maximum Variable Account Charges*                                             0.55%
     --------------------------------------------------------------------------------------

     *When maximum options are utilized.

     The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2003:

                     Total   AIMCapAp   AIMCapDev   AlGrIncA   AlIntlValA   ACVPInflaPro   DryEmMkt   DryVIFApp
                    ------   --------   ---------   --------   ----------   ------------   --------   ---------
     0.35% ......   $  923      --          26          1           35           105          --          78
     0.55% ......    1,556      --          51         --           72           182          16         113
                    ------     ---          --        ---          ---           ---         ---         ---
        Totals ..   $2,479      --          77          1          107           287          16         191
                    ======     ===          ==        ===          ===           ===         ===         ===

                    FidVIPGrS   FidVIPMMkt2   FidVIPOvS   FrVIPDevMrk2   JanCapAp   JanIntGro   LAMidCapV   MFSValS
                    ---------   -----------   ---------   ------------   --------   ---------   ---------   -------
     0.35% ......      $ 48          95           35           12           11          --          31         18
     0.55% ......        56          90           36           15           67          24          39         31
                       ----         ---           --           --           --         ---          --         --
        Totals ..      $104         185           71           27           78          24          70         49
                       ====         ===           ==           ==           ==         ===          ==         ==

                    NBAMTFasc   OppCapAp   OppMSSmCap   PVITHighY   PVITTotRet   PVTIntEq   VKGrInc   VKEmMkt
                    ---------   --------   ----------   ---------   ----------   --------   -------   -------
     0.35% ......      $17          68          46          35          105          42        44        38
     0.55% ......       25         142          64          69          176          62        93        71
                       ---         ---         ---         ---          ---         ---       ---       ---
        Totals ..      $42         210         110         104          281         104       137       109
                       ===         ===         ===         ===          ===         ===       ===       ===

                    VKUSRealEst
                    -----------
     0.35% ......       $33
     0.55% ......        62
                        ---
        Totals ..       $95
                        ===

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for the year ended December 31, 2003 and for December 31, 2002 (commencement of operations). Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

                                       Contract                                                 Investment
                                       Expense                     Unit           Contract        Income          Total
                                         Rate*       Units      Fair Value     Owners' Equity     Ratio**       Return***
                                    -------------   ------   ---------------   --------------   ----------   ---------------
     AIM VIF - Capital Development Fund - Series I Shares
        2003 ....................   0.35% to 0.55%   4,212   $13.75 to 13.71     $   57,861        0.00%     34.88% to 34.61%
        2002 ....................        0.55%         491        10.19               5,002          --             --

     Alliance VPSF - AllianceBernstein International Value Portfolio - Class A
        2003 ....................   0.35% to 0.55%   5,292    14.94 to 14.90         78,990        0.17%     43.86% to 43.57%
        2002 ....................        0.55%         722        10.38               7,495          --             --

     American Century VP - Inflation Protection Fund- Class II
        2003 ....................   0.35% to 0.55%  20,698    10.52 to 10.50        217,659        1.06%      5.24% to  5.03%
        2002 ....................        0.55%       1,750        10.00              17,500          --             --

     Dreyfus IP - Emerging Markets Portfolio - Initial Shares
        2002 ....................        0.55%         287        10.46               3,003          --             --

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 ....................   0.35% to 0.55%  13,335    11.97 to 11.94        159,453        2.22%     20.75% to 20.50%
        2002 ....................        0.55%         833         9.91               8,254          --             --

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2003 ....................   0.35% to 0.55%  12,086    12.95 to 12.92        156,431        0.00%     32.32% to 32.05%

     Fidelity(R) VIP - Money Market Portfolio - Service Class 2
        2003 ....................   0.35% to 0.55%  10,754    10.05 to 10.03        108,017        0.50%      0.39% to  0.19%
        2002 ....................        0.55%       1,274        10.01              12,749          --             --

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2003 ....................   0.35% to 0.55%  13,136    14.41 to 14.38        189,116        0.00%     42.70% to 42.42%

     Franklin Templeton VIP -  Templeton Developing Markets Securites Fund - Class II
        2003 ....................   0.35% to 0.55%   2,343    15.64 to 15.60         36,612        0.00%     52.46% to 52.15%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2002 ....................        0.55%       1,014         9.61               9,747          --             --

     Janus AS - International Growth Portfolio - Service Shares
        2002 ....................        0.55%         746        10.05               7,495          --             --

     Lord Abbett Series Mid-Cap Value Fund - VC
        2003 ....................   0.35% to 0.55%   3,281    13.02 to 12.99         42,696        1.08%     24.32% to 24.07%
        2002 ....................        0.55%         501        10.47               5,247          --             --

     MFS(R) VIT - Value Series - Service Class
        2003 ....................   0.35% to 0.55%   3,779    12.63 to 12.60         47,680        0.02%     24.27% to 24.02%
        2002 ....................        0.55%         148        10.16               1,503          --             --

     Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
        2003 ....................   0.35% to 0.55%   3,163    12.86 to 12.83         40,640        0.00%     24.63% to 24.38%
        2002 ....................        0.55%         170        10.32               1,754          --             --

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 ....................   0.35% to 0.55%  14,790    12.81 to 12.78        189,257        0.04%     30.49% to 30.22%
        2002 ....................        0.55%         917         9.81               8,998          --             --

     Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
        2003 ....................   0.35% to 0.55%   6,989    14.35 to 14.32        100,212        0.00%     43.86% to 43.57%
        2002 ....................        0.55%         401         9.97               3,999          --             --

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-13

                                       Contract                                                 Investment
                                       Expense                     Unit           Contract        Income          Total
                                         Rate*       Units      Fair Value     Owners' Equity     Ratio**       Return***
                                    -------------   ------   ---------------   --------------   ----------   ---------------
     PIMCO VIT - High Yield Portfolio - Administrative Shares
        2003 ....................   0.35% to 0.55%   5,561   $13.20 to 13.17     $   73,320        4.06%     22.42% to 22.17%
        2002 ....................       0.55%          487        10.78               5,249          --             --

     PIMCO VIT - Total Return Portfolio - Administrative Shares
        2003 ....................   0.35% to 0.55%  20,255    10.76 to 10.73        217,749        1.39%      4.67% to  4.46%
        2002 ....................       0.55%        1,070        10.28              10,995          --             --

     Van Kampen LIT - Growth & Income Portfolio - Class I
        2003 ....................   0.35% to 0.55%   7,868    13.07 to 13.04        102,764        0.15%     27.58% to 27.33%
        2002 ....................       0.55%          781        10.24               8,000          --             --

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2003 ....................   0.35% to 0.55%   6,890    13.37 to 13.34         92,048        0.00%     27.42% to 27.16%
        2002 ....................       0.55%          286        10.49               3,000          --             --

     Van Kampen UIF - U.S. Real Estate Portfolio - Class A
        2003 ....................   0.35% to 0.55%   5,737    14.18 to 14.15         81,301        0.00%     37.03% to 36.76%
        2002 ....................       0.55%          483        10.35               4,998          --              --
                                                                                 ----------

     2003 Contract owners' equity ............................................   $1,991,806
                                                                                 ==========
     2002 Contract owners' equity ............................................   $  124,988
                                                                                 ==========

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. For 2002, no purchase payments were received in the Account prior to the last business day of the reporting period, therefore calculation and presentation of the Investment Income Ratio are not applicable.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period. For 2002, no purchase payments were received in the Account prior to the last business day of the reporting period, therefore calculation and presentation of the Total Return are not applicable.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-13:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY                                   ------------
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220         PRSRT STD
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Insurance Company